Financial Instruments by Categories - Summary of the Financial Instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets in Financial Position
Financial assets at amortized cost	$ 4,913,338	$ 6,446,137
Financial assets at fair value through profit and loss	107,862	107,890
Others	0	0
Total	5,021,200	6,554,027
Liabilities in Financial Position
Financial assets at amortized cost	28,357,419	25,993,205
Financial assets at fair value through profit and loss	0	0
Others	2,018,349	0
Total	30,375,768	25,993,205
Trade payables
Liabilities in Financial Position
Financial assets at amortized cost	6,220,562	7,184,181
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	6,220,562	7,184,181
Short-term borrowings
Liabilities in Financial Position
Financial assets at amortized cost	13,511,319	11,863,506
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	13,511,319	11,863,506
Convertible Bonds
Liabilities in Financial Position
Financial assets at amortized cost	1,961,792
Financial assets at fair value through profit and loss	0
Others	0
Total	1,961,792
Current long- term borrowings
Liabilities in Financial Position
Financial assets at amortized cost	1,620,136	2,001,142
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	1,620,136	2,001,142
Current lease liabilities
Liabilities in Financial Position
Financial assets at amortized cost	165,294	108,488
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	165,294	108,488
Long-term borrowings
Liabilities in Financial Position
Financial assets at amortized cost	4,864,373	4,741,358
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	4,864,373	4,741,358
Leasehold deposit received
Liabilities in Financial Position
Financial assets at amortized cost		69,836
Financial assets at fair value through profit and loss		0
Others		0
Total		69,836
Derivative warrant liabilities
Liabilities in Financial Position
Financial assets at amortized cost	0
Financial assets at fair value through profit and loss	0
Others	2,018,349
Total	2,018,349
Long-term lease liabilities
Liabilities in Financial Position
Financial assets at amortized cost	13,943	24,694
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	13,943	24,694
Cash and cash equivalents
Assets in Financial Position
Financial assets at amortized cost	476,715	196,627
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	476,715	196,627
Trade receivables
Assets in Financial Position
Financial assets at amortized cost	4,176,766	697,999
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	4,176,766	697,999
Other current financial assets
Assets in Financial Position
Financial assets at amortized cost	73,284	1,035,930
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	73,284	1,035,930
Non- current financial assets
Assets in Financial Position
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	107,862	107,890
Others	0	0
Total	107,862	107,890
Lease deposits
Assets in Financial Position
Financial assets at amortized cost	186,573	207,825
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	186,573	207,825
Other deposits
Assets in Financial Position
Financial assets at amortized cost	0	4,307,756
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	$ 0	$ 4,307,756